BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION
NOTE 1 — BASIS OF PRESENTATION
These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), under the rules and regulations of the United States (the “U.S.”) Securities and Exchange Commission (the “SEC”), and on a basis substantially consistent with the audited consolidated financial statements of Nerdy Inc. (herein referred to as “Nerdy,” the “Company,” “us,” “our,” or “we,” and unless otherwise stated or context otherwise indicates, all such references herein mean Nerdy and its consolidated subsidiaries) as of and for the year ended December 31, 2021. These unaudited condensed consolidated financial statements should be read in conjunction with such audited consolidated financial statements, which are included in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2021, filed with the SEC on February 28, 2022.
These unaudited condensed consolidated financial statements include all adjustments (consisting of normal recurring adjustments and accruals) that management considers necessary for a fair statement of the Company’s results of operations, comprehensive income (loss), financial condition, cash flows, and stockholders’ equity (deficit) for the interim periods presented. Interim results are not necessarily indicative of the results for any other interim period or for the entire year. Certain prior year amounts have been reclassified to conform with current period presentation. These reclassifications had no impact on net loss or stockholders’ equity (deficit) as previously reported.
On September 20, 2021 (the “Closing Date”), TPG Pace Tech Opportunities Corp., an exempted company incorporated in the Cayman Islands (“TPG Pace”), and Live Learning Technologies LLC, a Delaware limited liability company (along with its wholly-owned subsidiaries, “Nerdy LLC”), consummated a business combination (the “Closing”) pursuant to the business combination agreement, dated as of January 28, 2021 (as amended, the “Business Combination Agreement”). Nerdy LLC is a holding company that is the sole owner of several operating companies, including its flagship business Varsity Tutors LLC (“Varsity Tutors”). Immediately prior to the Closing, TPG Pace became a Delaware corporation and was renamed Nerdy Inc.
As a result of the business combination and related transactions (the “Reverse Recapitalization”), Nerdy LLC merged with a wholly-owned subsidiary of Nerdy Inc., with Nerdy LLC surviving such merger. Nerdy Inc. is a holding company that has no material assets other than its ownership interests in Nerdy LLC and its indirect interests in the subsidiaries of Nerdy LLC, and has no independent means of generating revenue or cash flow. Members of Nerdy LLC are the legacy holders of Nerdy LLC historical common and preferred equity (the “Legacy Nerdy Holder(s)”) and Nerdy Inc.
Immediately following the Reverse Recapitalization, Nerdy Inc. had the following securities issued and outstanding: (i) 83,875 shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), including earnouts, (ii) 73,971 shares of Class B common stock, par value $0.0001 per share (the “Class B Common Stock”), including earnouts, and (iii) 17,281 warrants, each exercisable to purchase one share of Class A Common Stock at a price of $11.50 per share. The shares of Class B Common Stock are owned by the Legacy Nerdy Holders, have voting rights only, and have no dividend or economic rights. The Company does not intend to list its Class B Common Stock on any stock exchange.
Nerdy Inc.’s warrants consist of TPG Pace’s previously outstanding private placement warrants and public warrants to purchase Class A ordinary shares that were converted into corresponding private placement warrants to purchase Class A Common Stock (the “Private Placement Warrant(s)”) and public warrants to purchase
Class A Common Stock (the “Public Warrant(s)”). Each Private Placement Warrant and Public Warrant allows for the purchase of one share of Class A Common Stock at an exercise price of $11.50 per share. Additionally, Nerdy Inc. also issued warrants to purchase Class A Common Stock in connection with a forward purchase agreement (the “FPA Warrant(s)”). Each FPA Warrant allows for the purchase of one share of Class A Common Stock at an exercise price of $11.50 per share.
Immediately following the Reverse Recapitalization, Nerdy LLC had the following units and warrants outstanding: (i) 157,846 units (the “OpCo Units”), including earnouts, and (ii) 2,052 warrants to purchase OpCo Units at an exercise price of $11.50 (the exercise of which would also result in the issuance of one corresponding share of Class B Common Stock) (the “OpCo Warrant(s)”).
The Private Placement Warrants, the Public Warrants, the FPA Warrants, and the OpCo Warrants are collectively referred to herein as the “Warrant(s).” At both March 31, 2022 and December 31, 2021, the Company holds 22 of the total Warrants issued in connection with the Reverse Recapitalization.
Nerdy Inc. and Nerdy LLC will at all times maintain a
one-to-one
ratio between the number of shares of Class A and Class B Common Stock issued by Nerdy Inc. and the number of OpCo Units issued by Nerdy LLC. Nerdy LLC is managed by a five person board of managers, composed of three persons designated by Nerdy Inc. and two persons designated by holders of a majority of the OpCo Units held by members of Nerdy LLC other than Nerdy Inc. Nerdy LLC’s management will continue to manage Nerdy LLC and all of its related and affiliated entities (subject to approval of Nerdy Inc.’s Board of Directors) and Nerdy Inc.’s executive officers serve as the executive officers for all of its related and affiliated entities.
Of the total shares and units issued as a result of the Reverse Recapitalization, there were 8,000 shares or units of (i) Class A Common Stock or (ii) OpCo Units (and a corresponding number of Class B Common Stock), as applicable, that will be subject to forfeiture if the achievement of certain stock price thresholds of the Class A Common Stock are not met within five years of the Reverse Recapitalization (assuming there is no change in control event) (the “Earnout(s)”). At both March 31, 2022 and December 31, 2021, the Company holds 36 of the total Earnouts issued in connection with the Reverse Recapitalization.
As of March 31, 2022, Legacy Nerdy Holders owned 70,906 OpCo Units, excluding Earnouts, equal to a 47.0% of the economic interest in Nerdy LLC, and 70,906 shares of Class B Common Stock, excluding Earnouts, which represents 47.0% of the combined voting power of Nerdy Inc., excluding Earnouts.
As of March 31, 2022, the public stockholders of Nerdy Inc., including certain Legacy Nerdy Holders, (i) owned 80,035 shares of Class A Common Stock, excluding earnouts, which represents 53.0% of the combined voting power of Nerdy Inc., excluding Earnouts, and 100% of the economic interest in Nerdy Inc., and (ii) through Nerdy Inc.’s ownership of 80,035 OpCo Units, indirectly hold 53.0% of the economic interest in Nerdy LLC.
In connection with the Reverse Recapitalization, Nerdy LLC incurred expenses of $3,834 during the three months ended March 31, 2021. Of the total costs incurred during the three months ended March 31, 2021, $2,046 were reported as “General and administrative expenses” in the Condensed Consolidated Statement of Operations and $1,788 were recorded as a reduction of “Additional paid-in
capital” at the Closing of the Reverse Recapitalization. Of the expenses that were recorded as reduction of “Additional paid-in
capital” at the Closing of the Reverse Recapitalization, $444 were paid by Nerdy LLC during the three months ended March 31, 2021. Nerdy LLC did not record any transaction expenses related to the Reverse Recapitalization during the three months ended March 31, 2022.
The financial results of Nerdy LLC and its wholly-owned subsidiaries are consolidated with and into Nerdy Inc., and following the Reverse Recapitalization on September 20, 2021, a portion of the consolidated net earnings (loss) of Nerdy LLC, which the Legacy Nerdy Holders are entitled to or are required to absorb, are allocated to the noncontrolling interests (the “NCI”). The Company has excluded Earnouts in the calculation of the ownership interests in Nerdy LLC as the Earnouts are subject to forfeiture if the achievement of certain stock price thresholds are not met within five years of the Reverse Recapitalization. To the extent these price thresholds are met, the Earnouts will no longer be subject to forfeiture and the units will then be included in the calculation of the ownership interests in Nerdy LLC.
For the three months ended March 31, 2021, $5,726 of the consolidated net losses of Nerdy LLC were attributable to the Legacy Nerdy Holders to reflect their absorption of 100% of the consolidated net losses of Nerdy LLC pertaining to the period prior to the Reverse Recapitalization.
In accordance with Accounting Standards Codification (“ASC”) Topic 805, “Business Combinations” the historical equity of Nerdy LLC has been recast for the three months ended March 31, 2021, to reflect the number of shares of Nerdy Inc.’s Class A Common Stock and Class B Common Stock issued to Legacy Nerdy Holders in connection with the Reverse Recapitalization. The Company recast the units outstanding related to the historical Nerdy LLC preferred units and common units (the “Historical Nerdy LLC Equity”) prior to the Reverse Recapitalization as common equity of Nerdy Inc., reflecting the exchange ratio of
1-for-0.64,
pursuant to the Business Combination Agreement. The condensed consolidated financial statements and related notes thereto give effect to the conversion for the three months ended March 31, 2021, without any change to par value or per unit amounts. The condensed consolidated financial statements do not necessarily represent the capital structure of Nerdy Inc. had the Reverse Recapitalization occurred in prior periods. The Company has not made retroactive adjustments related to the historical book values of Historical Nerdy LLC Equity as the adjustments were considered immaterial.